Commitments and contingencies (Details)	Mar. 31, 2016 USD ($)
Other Commitments [Line Items]
2016	$ 264,720
2017	229,646
2018-2020	851,813
Loan Commitment Fees [Member]
Other Commitments [Line Items]
2016	204,000
2017	0
2018-2020	0
Office Space [Member]
Other Commitments [Line Items]
2016	60,720
2017	229,646
2018-2020	$ 851,813